Discontinued Operations - Sale of Infusionz to Bloomios (Tables)	12 Months Ended
Jun. 30, 2024
Discontinued Operations - Sale of Infusionz to Bloomios
Schedule of inventory or working capital
Tangible assets, inventory / working capital*	$(1,344,000)
Tangible assets, warehouse and manufacturing equipment, net of accumulated depreciation*	(679,327)
Goodwill	(2,413,814)
Intangible assets, net of accumulated amortization	(946,996)
Accrued and incurred expenses related to the transaction and additional working capital*	(2,051,500)
Consideration received, including cash, debt and equity, net	15,000,000
Total gain recognized	$7,564,363

Schedule of due from Bloomios
Advance for payroll	$50,000
Operating expense	652,891
Management fees	685,600
Excess working capital	388,565
Accrued Interest	247,885
Subtotal due from Bloomios	$2,024,941
Reserve	1,179,498
Total due from Bloomios	$845,443

Schedule Of Discontinued Operations
	Years ended June 30,
	2024		2023
Discontinued Operations
Revenue		$-	$3,042,878
Cost of sales		$-	$1,803,643
Sales, general and administrative expenses		$(71,976)	$1,300,102
Depreciation and amortization	$		$10,576
Income (loss) from discontinued operations, net of tax		$71,976	$(338,418)

Schedule Of Investments - Bloomios
Senior secured convertible debenture, net of unamortized original issue discount	$5,218,209
Series D convertible preferred stock	8,500,000
Convertible Secured Subordinate Promissory Note	5,000,000
Reserve on Investments - Bloomios	(18,718,209)
Total Investments - Bloomios	$-